Note 5 - Long-term Debt - Summary of Long-term Debt and Lease Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total, finance leases	$ 734	$ 1,869
Costs associated with issuances of debt	(977)	(1,951)
Total	143,731	121,459
Current maturities of long-term debt	(143,731)	(2,107)
Long-term debt, net of current maturities	0	119,352
Line of Credit [Member] | Revolving Credit Facility [Member]
Long-term debt	22,500	0
Other Debt [Member]
Long-term debt	905	972
Second Lien Notes [Member] | Senior Notes [Member]
Long-term debt	$ 120,569	$ 120,569